Other liabilities (Schedule of other current liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Unearned revenue	$ 616	$ 15,086
Environmental and other provisions	22,292	24,091
Pension liability	3,284	4,146
Other employee benefits	3,843	3,483
Other liabilities	$ 30,035	$ 46,806